Description of Organization and Business Operations (Details)				4 Months Ended	12 Months Ended
	May 27, 2022 USD ($) shares	Nov. 28, 2020 USD ($) $ / shares shares	Nov. 27, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Proceeds from sale of Private Placement Warrants				$ 8,900,000
Offering costs					$ 12,492,354
Underwriting commission					3,800,000
Deferred underwriters fee					8,050,000
Other offering costs					592,354
Reimbursement Received from Underwriters					$ 750,000
Redemption limit percentage without prior consent					15.00%
Redemption limit					100
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)					100.00%
Maximum allowed dissolution expenses					$ 100,000
Cash held outside the trust account					985,000
Working Capital					700,000
Warrants
Subsidiary, Sale of Stock [Line Items]
Offering costs					$ 749,253
Private Placement Warrants.
Subsidiary, Sale of Stock [Line Items]
Warrants | shares	2,300,000
Proceeds from sale of Private Placement Warrants	$ 2,300,000
Condition for future business combination use of proceeds percentage					80.00%
Condition For Future Business Combination Threshold Percentage Ownership					50.00%
Class A Common Stock
Subsidiary, Sale of Stock [Line Items]
Offering costs					$ 11,743,101
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares			23,000,000
Purchase price, per unit | $ / shares					$ 10.10
Proceeds from issuance					$ 232,300,000
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit | $ / shares		$ 1.00
Warrants | shares		8,900,000			8,900,000
Proceeds from sale of Private Placement Warrants		$ 8,900,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares			3,000,000
Purchase price, per unit | $ / shares			$ 10.00
Proceeds from issuance			$ 230,000,000